Document and Entity Information	Jul. 30, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001669812
Document Type	8-K
Document Period End Date	Jul. 30, 2020
Entity Registrant Name	LSC COMMUNICATIONS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37729
Entity Tax Identification Number	36-4829580
Entity Address, Address Line One	191 North Wacker Drive
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(773)
Local Phone Number	272-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false